Additional Financial Information (Consolidated Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Additional Financial Information [Abstract]
Accounts payable	$ 11,561	$ 12,076
Accrued payroll and commissions	1,985	2,332
Current portion of employee benefit obligation	1,949	2,116
Accrued interest	1,559	1,588
Other	4,053	2,382
Total accounts payable and accrued liabilities	$ 21,107	$ 20,494